H3 Statement of cash flows	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
H3 Statement of cash flows

Statement of cash flows
Cash and cash equivalents include cash of SEK 18,617 (19,622) million and cash equivalents of SEK 25,309 (24,263) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see note F1 “Financial risk management.”
Cash and cash equivalents as of December 31, 2025, include SEK 404 (727) million in countries where there exist significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is not directly available for distribution to the Parent Company or be used to pay normal business expenditures in the local jurisdictions for the next 12 months.
Adjustments to reconcile net income to cash

	2025	2024	2023

Property, plant and equipment

Depreciations	3,247	3,861	4,272

Impairment losses	234	282	662

Total	3,481	4,143	4,934

Right-of-use assets

Depreciations	2,051	2,179	2,427

Impairment losses	21	99	154

Total	2,072	2,278	2,581

Intangible assets

Amortizations

Capitalized development expenses	1,790	1,480	1,137

Customer relationships, IPRs and other intangible assets	1,821	2,500	3,321

Total amortizations	3,611	3,980	4,458

Impairments

Customer relationships, IPRs and other intangible assets	77	14,073	19

Goodwill	–	1,260	31,897

Total impairments	77	15,333	31,916

Total	3,688	19,313	36,374

Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	9,241	25,734	43,889

Taxes	10,074	2,540	3,189

Dividends from associates 1)	76	111	46

Undistributed earnings in associates 1)	–19	348	–104

Gains/losses on investments and sale of operations, intangible assets and PP&E, net 2)	–7,936	153	268

Other non-cash items 3)	–643	1,731	4,422

Total adjustments to reconcile net income to cash	10,793	30,617	51,710

1)	See note E3 ”Investments in associated companies.”
2)	Includes revaluation gains and losses on investments, see note B4 ”Other operating income and expenses.
3)	Relates mainly to unrealized foreign exchange, gains/losses on financial instruments.
For information about reconciliation of liabilities arising from financing activities, see note F4 ”Interest-bearing liabilities.”
Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments

2025

Cash flow from business combinations 1)	–264	11,200

Acquisitions/divestments of other investments/associates	–835	438

Total	–1,099	11,638

2024

Cash flow from business combinations 1)	–141	–

Acquisitions/divestments of other investments/associates	–256	86

Total	–397	86

2023

Cash flow from business combinations 1)	–1,309	–633

Acquisitions/divestments of other investments	– 206	8

Total	–1,515	–625

1)	See also note E2 ”Business combinations.”